Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: May 11, 2022

Payment Date	5/16/2022
Collection Period Start	4/1/2022
Collection Period End	4/30/2022
Interest Period Start	4/15/2022
Interest Period End	5/15/2022

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$448,542,144.32	$38,231,526.58	$410,310,617.74	0.880117	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$1,060,825,144.32	$38,231,526.58	$1,022,593,617.74

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,064,216,354.31	$1,025,984,827.73	0.756356
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,064,216,354.31	$1,025,984,827.73
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$448,542,144.32	0.32000%	30/360	$119,611.24
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$1,060,825,144.32			$559,829.99

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,064,216,354.31	$1,025,984,827.73
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,064,216,354.31	$1,025,984,827.73
Number of Receivable Outstanding	58,857	57,820
Weight Average Contract Rate	3.88%	3.87%
Weighted Average Remaining Term (months)	54	53

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,486,390.30
Principal Collections	$38,132,772.47
Liquidation Proceeds	$39,526.49
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$41,658,689.26
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$41,658,689.26

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$886,846.96	$886,846.96	$—	$—	$40,771,842.30
Interest - Class A-1 Notes	$—	$—	$—	$—	$40,771,842.30
Interest - Class A-2 Notes	$119,611.24	$119,611.24	$—	$—	$40,652,231.06
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$40,353,086.06
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$40,261,748.06
First Allocation of Principal	$—	$—	$—	$—	$40,261,748.06
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$40,247,165.68
Second Allocation of Principal	$7,712,316.59	$7,712,316.59	$—	$—	$32,534,849.09
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$32,518,685.32
Third Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$18,954,685.32
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,935,695.72
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,371,695.72
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,371,695.72
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,980,485.73
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,980,485.73
Remaining Funds to Certificates	$1,980,485.73	$1,980,485.73	$—	$—	$—
Total	$41,658,689.26	$41,658,689.26	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,064,216,354.31	$1,025,984,827.73
Note Balance	$1,060,825,144.32	$1,022,593,617.74
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	9	$98,754.11
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	9	$39,526.49
Monthly Net Losses (Liquidation Proceeds)			$59,227.62
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.05%
Current Collection Period			0.07%
Four-Month Average Net Loss Ratio			0.07%
Cumulative Net Losses for All Periods			$427,469.77
Cumulative Net Loss Ratio			0.03%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.12%	59	$1,221,259.22
60-89 Days Delinquent	0.02%	12	$238,117.63
90-119 Days Delinquent	0.01%	4	$114,782.87
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.15%	75	$1,574,159.72

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$41,293.08
Total Repossessed Inventory		5	$96,490.86

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		16	$352,900.50
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.02%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.03%
Current Collection Period			0.03%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.68	0.07%	31	0.05%